Changes in the scope of consolidation in 2020 - Additional Information (Details) $ / shares in Units, € in Millions, $ in Millions					7 Months Ended	12 Months Ended
		May 29, 2020 EUR (€) shares	May 29, 2020 USD ($) shares	Feb. 14, 2020 EUR (€)	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2020 EUR (€) shares		Dec. 31, 2019 EUR (€) shares		Dec. 31, 2018 EUR (€)		Sep. 28, 2020 EUR (€)	Sep. 28, 2020 $ / shares	May 29, 2020 $ / shares	Jan. 23, 2020 EUR (€)	Jan. 23, 2020 $ / shares	Jan. 31, 2018 shares
Disclosure of detailed information about business combination [line items]
Net cash flow on acquisition	[1]					€ (5,336)		€ (488)		€ (12,857)
Investments accounted for using the equity method					€ 201	201		3,591		3,402
Gains on disposals of investments						7,382		0		0
Proceeds from sales of investments accounted for using equity method						10,370		0		0
Gains on disposal of non-current assets, net of tax				€ 129
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax				€ 311		€ 918	[2]	€ 1,224	[2]	€ 2,163	[2]
2018 Letter Agreement | Regeneron Pharmaceuticals, INC
Disclosure of detailed information about business combination [line items]
Aggregate number of Regeneron shares that could be sold for cemiplimab and dupilimab funding costs (in shares) | shares																	1,400,000
Regeneron
Disclosure of detailed information about business combination [line items]
Non-current financial assets, number of shares (in shares) | shares		400,000			279,766	279,766
Sale of stock, number of shares issued in transaction (in shares) | shares		22,800,000	22,800,000
Proceeds from sales of investments accounted for using equity method, before transaction costs		€ 10,575
Investments accounted for using the equity method		3,668
Gains on disposals of investments		7,382
Transaction-related costs		64
Gains (losses) on remeasuring available-for-sale financial assets, net of tax		157
Quoted stock market price per share (in USD per share) | $ / shares														$ 612.81
Fair value through other comprehensive income		221			€ 111	€ 111
Tax expense on disposal of investment		502
Proceeds from sales of investments accounted for using equity method		10,370
Regeneron | Reserve of exchange differences on translation
Disclosure of detailed information about business combination [line items]
Gains on disposals of investments		€ 318
Regeneron | Public Offering
Disclosure of detailed information about business combination [line items]
Sale of stock, number of shares issued in transaction (in shares) | shares		13,000,000	13,000,000		120,234			530,172
Sale of stock, price per share (in USD per share) | $ / shares														515
Proceeds from sales of investments accounted for using equity method, before transaction costs | $			$ 6,703
Regeneron | Public Offering | Sanofi SA
Disclosure of detailed information about business combination [line items]
Sale of stock, number of shares issued in transaction (in shares) | shares		10,600,000	10,600,000
Regeneron | Regeneron Pharmaceuticals, INC | Repurchase From The Counterpart
Disclosure of detailed information about business combination [line items]
Sale of stock, price per share (in USD per share) | $ / shares														$ 509.85
Proceeds from sales of investments accounted for using equity method, before transaction costs | $			$ 5,000
Shares agreement, sale of stock, number of shares issued in transaction (in shares) | shares		9,800,000
Regeneron | 2018 Letter Agreement
Disclosure of detailed information about business combination [line items]
Aggregate number of Regeneron shares that could be sold for cemiplimab and dupilimab funding costs (in shares) | shares					1,400,000	1,400,000
Sale of stock, number of shares issued in transaction, shares agreement (in shares) | shares					779,320	779,320
Principia
Disclosure of detailed information about business combination [line items]
Purchase price (in USD per share) | $ / shares													$ 100
Goodwill												€ 913
Negative contribution to consolidated net income						€ 45
Acquisition costs, period cost						(13)
Net cash flow on acquisition						(2,972)
Synthorx
Disclosure of detailed information about business combination [line items]
Purchase price (in USD per share) | $ / shares																$ 68
Goodwill															€ 930
Negative contribution to consolidated net income						106
Acquisition costs, period cost								€ (8)
Net cash flow on acquisition						€ (2,245)

[1]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations.
[2]	This line item includes proceeds from disposals of investments in consolidated entities and of other non-current financial assets. For 2020, it includes the sale to Baxter of operations relating to Seprafilm® for a selling price before taxes of €311 million and the divestment of certain established prescription products for €97 million before taxes, plus contingent consideration of €167 million before taxes relating to a past divestment. For 2019, it includes the proceeds from the divestments of Sanofi's entire equity interests in Alnylam for €706 million and in MyoKardia for €118 million (see Note D.7.1.). For 2018, it includes an amount of €1,598 million (net of transaction costs) for the divestment of the European Generics business (see Note D.2.2.).